Derivatives and hedging activities (Tables)	12 Months Ended
Mar. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Reconciliation from the opening balance to the closing balance of foreign currency derivative instruments
The reconciliation from the opening balance to the closing balance of foreign currency derivative instruments designated as cash flow hedges, respective accumulated other comprehensive income and foreign currency derivative instruments not designated as hedges for the years ended March 31, 2018 and 2017 is as follows:

	As of March 31, 2017	Gain/(loss) recognized in earnings	Gain/(loss) recognized in OCI	Settlement (net)	As of March 31, 2018
Non-hedge derivatives, including:
Swaps	$—	$(1,791)	$—	$1,791	$—
Forwards	731	—	—	(731)	—
Cash flow hedge derivatives, including:
Revenue	426	—	(3,662)	2,307	(929)
Cost of sales	(85)	—	733	(337)	311
Total	$1,072	$(1,791)	$(2,929)	$3,030	$(618)

	As of March 31, 2016	Gain/(loss) recognized in earnings	Gain/(loss) recognized in OCI	Settlement (net)	As of March 31, 2017
Non-hedge derivatives:
Forwards	$(866)	$1,349	$—	$248	$731
Cash flow hedge derivatives, including:
Revenue	(1,713)	—	$3,244	$(1,105)	426
Cost of sales	104	—	(1,154)	965	(85)
Total	$(2,475)	$1,349	$2,090	$108	$1,072

Derivative Instruments, Gain (Loss)

	As of March 31, 2017	(Gain)/loss recognized in OCI	Reclassified to earnings	As of March 31, 2018
Accumulated OCI, including
Revenue	$(292)	$3,662	$(2,638)	$732
Cost of sales	85	(733)	337	(311)
Income tax effect	201	(67)	—	134
Total	$(6)	$2,862	$(2,301)	$555

	As of March 31, 2016	(Gain)/loss recognized in OCI	Reclassified to earnings	As of March 31, 2017
Accumulated OCI, including
Revenue	$1,516	$(3,244)	$1,436	$(292)
Cost of sales	(104)	1,154	(965)	85
Income tax effect	—	201	—	201
Total	$1,412	$(1,889)	$471	$(6)

Schedule of Derivative Instruments
The following table presents the fair values of the Group's derivative instruments that were designated as hedging instruments:

	Fair value
Derivatives Designated as Hedging Instruments	As of March 31, 2018	As of March 31, 2017
Assets:
Forwards (Cash flow hedge)	$158	$636
Total assets	158	636
Liabilities:
Forwards (Cash flow hedge)	(776)	(295)
Total liabilities	$(776)	$(295)

The following table presents the fair values of the Group's derivative instruments that were not designated as hedging instruments:

Fair value
Derivatives Not Designated as Hedging Instruments	As of March 31, 2018	As of March 31, 2017
Assets:
Swaps	$—	$—
Forwards	—	731
Total assets	$—	$731
Liabilities:
Swaps	—	—
Forwards	—	—
Total liabilities	$—	$—